25. Borrowings (Details 4) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Deb structure, beginning	$ 161,650	$ 171,870
Debt repurchase	(29,080)	(10,220)
Deb structure, ending	132,570	161,650
Class 9
Disclosure of detailed information about borrowings [line items]
Deb structure, beginning	161,650	171,870
Debt repurchase	(29,080)	(10,220)
Deb structure, ending	$ 132,570	$ 161,650
Rate	9.75%	9.75%
Year of maturity	2022	2022